CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Feb. 29, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ (671,798)	$ 612,746	$ 617,903
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(119,067)	(750,484)	(1,323,935)
Unrealized gain on marketable securities held in Trust Account	0	(27,507)	(18,708)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	47,016	52,557	21,546
Accounts payable and accrued expenses	436,784	10,876	276,603
Net cash used in operating activities	(307,065)	(101,812)	(426,591)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(421,672)	0	(567,182)
Cash withdrawn from Trust Account for redemptions	26,983,755	0	6,268,796
Net cash provided by investing activities	26,562,083	0	5,701,614
Cash Flows from Financing Activities:
Proceeds from convertible promissory note - related party	675,000	0	750,000
Redemption of ordinary shares	(26,983,755)	0	(6,268,796)
Net cash used in financing activities	(26,308,755)	0	(5,518,796)
Net Change in Cash	(53,737)	(101,812)	(243,773)
Cash - Beginning	69,276	313,049	313,049
Cash - Ending	15,539	211,237	69,276
Non-Cash investing and financing activities:
Change in value of ordinary shares subject to possible redemption	$ (671,793)	$ 612,749	$ 617,904